Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Provisions
Schedule of provisions

		Sales returns	Stock
	Warranty	& allowances	rotation
	provision	provision	provision	Total
	$	$	$	$

Balance at July 1, 2020	157	69	260	486
Additional provision recognized	84	106	(234)	(44)
Balance at June 30, 2021	241	175	26	442
Additional provision recognized (reversed)	(168)	(48)	(26)	(242)
Balance at June 30, 2022	73	127	—	200